UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2011



ITEM 1. REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT MONEY MARKET FUND - ANNUAL REPORT FOR PERIOD ENDING
MARCH 31, 2011


[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

 =====================================================

       ANNUAL REPORT
       USAA TAX EXEMPT MONEY MARKET FUND
       MARCH 31, 2011

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

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PRESIDENT'S MESSAGE

"AT USAA INVESTMENT MANAGEMENT
COMPANY, WE CONTINUE TO BELIEVE THAT
TAX-EXEMPT BONDS ARE HIGH-QUALITY                  [PHOTO OF DANIEL S. McNAMARA]
INVESTMENTS THAT CAN PLAY A VALUABLE
ROLE IN A DIVERSIFIED PORTFOLIO."

--------------------------------------------------------------------------------

MAY 2011

Tax-exempt bonds -- and the states and municipalities that issued them -- have received significant media attention. Early in the fiscal year, the news reports focused on the long rally in municipal bonds. Then, after eight consecutive quarters of gains, the market began to trend downwards. A number of factors contributed to the decline, including:

  o a general increase in U.S. Treasury rates (as interest rates rise, bond prices fall)
  o   the anticipated expiration of the Build America Bonds program
  o the possible extension of current marginal tax rates for individuals, which had previously been scheduled to increase.

The selling pressure increased in the wake of negative media reports about state and municipal credit quality. Some pundits even went on record predicting massive bond defaults, an opinion we did not -- and do not -- share. We certainly agree that many state and local governments have financial challenges. We also agree that they compounded their problems during the Great Recession by continuing to outspend the revenue they collected. However, we see these as BUDGET problems, not DEBT problems. In contrast, some European countries are struggling with large debt burdens, in both the public and private sectors, and growing unrest in response to austerity measures. In the United States, state and local governments are taking constructive steps to bring their budgets back into balance by raising revenue, cutting spending, trimming payrolls, and renegotiating their long-term commitments with their employees. They also have history on their side. History shows that municipal defaults are rare.

Likewise, I believe the risks to municipal bonds have been exaggerated. It's true that several small municipal issuers default every year; credit problems are, and always have been, part of the tax-exempt market. But

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

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that's why thorough and independent research has always been a part of our investment process. At USAA Investment Management Company, we continue to believe that tax-exempt bonds are high-quality investments that can play a valuable role in a diversified portfolio. I would also like to point out that historically, investors' total return on municipal bonds is predominantly driven by interest income -- not by price movements. As a result, we have viewed the recent sell-off as a chance to possibly lock-in attractive tax-exempt yields for long-term shareholders. Of course, before making any investment, our team of municipal bond managers and analysts conduct their own independent credit analysis focusing on income generation and on whether our shareholders will be adequately compensated for the risk they are taking on.

Meanwhile, we continue to monitor a range of other issues, including the ongoing turmoil in the Middle East and its impact on oil prices. Although we expect prices to increase further, we do not expect them to remain elevated long term. In our opinion, high energy prices are not the result of inflation but are connected to the unfolding events in the Middle East. As such, they are an unexpected and unwelcomed tax on American consumers, who will have less money to spend on other things. In Japan, the aftermath of the earthquake and tsunami, the horrendous toll on human life and infrastructure, and the emergencies at some nuclear power plants could potentially affect companies that do business in or with Japan. As of this writing, the impact on the financial markets has been minimal.

Rest assured that in the months ahead, we will continue working hard to stay abreast of events that could potentially affect your investments and will take appropriate measures to manage risk. From all of us here at USAA Investment Management Company, thank you for allowing us to manage your investments. We value your business and the opportunity to serve your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Some income may be subject to state or local taxes.

Investing in securities products involves risk, including possible loss of principal.

Diversification is a technique to help reduce risk. There is no absolute guarantee that diversification will protect against a loss of income.

As interest rates rise, bond prices fall.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

  Distributions to Shareholders                                              10

  Report of Independent Registered Public Accounting Firm                    11

  Portfolio of Investments                                                   12

  Notes to Portfolio of Investments                                          28

  Financial Statements                                                       29

  Notes to Financial Statements                                              32

EXPENSE EXAMPLE                                                              40

TRUSTEES' AND OFFICERS' INFORMATION                                          42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Invests in high-quality, tax-exempt securities with remaining maturities of 397 days or less.

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                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF JOHN C. BONNELL]                   [PHOTO OF DALE R. HOFFMANN]
   JOHN C. BONNELL, CFA                         DALE R. HOFFMANN
   USAA Investment                              USAA Investment
   Management Company                           Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA TAX EXEMPT MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   Yields on tax-exempt money market instruments remained near all-time lows for the one-year reporting period ended March 31, 2011. During the reporting period, the Fund had a return of 0.01%, compared to an average return of 0.03% for the category.

o  WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   As the U.S. economy continued its slow and uncertain climb out of the Great Recession, the Federal Reserve (the Fed) held the federal funds target rate at historic lows -- in a range between zero and 0.25%. Although the unemployment rate remained high, it dropped more than a percentage point over the course of the reporting period. Consumer spending improved, and inflation remained under control.

   Money market funds provided low absolute yields during the reporting period. Despite the higher yields offered by intermediate- and longer-term municipal bonds, investors continued to show a clear

   Refer to page 6 for benchmark definition.

   Past performance is no guarantee of future results.

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2  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

   preference for the safety and liquidity of money markets. Demand remained strong for short-term tax-exempt securities, particularly municipal variable-rate demand notes (VRDNs). However, these VRDNs were in short supply as issuers continued to take advantage of lower interest rates and issued longer-term securities to fund their borrowing needs. The SIFMA Municipal Swap Index, the index of seven-day VRDNs, began the period at 0.29% on March 31, 2010, fell to a low of 0.23% on January 5, 2011, and ended the period at 0.25%.

   The Bond Buyer One-Year Note Index began the period at 0.48%, increased to 0.64% on July 1, 2010 and ended the period at 0.50%.

o  WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

   Because of the safety and liquidity they offered, we focused our purchases in VRDNs. Most of the VRDNs owned by the Fund are guaranteed by a bank letter of credit for the payment of both principal and interest. VRDNs also give us flexibility because we can sell them at par value (100% of face value) with a notice of seven days or less.

   As always, we relied on the skill of our team of credit analysts. In addition to identifying attractive opportunities for the portfolio, they continued to analyze and monitor all of the Fund's holdings. Their knowledge and hard work have helped us avoid credit problems in our tax-exempt money market funds.

o  WHAT IS THE OUTLOOK?

   Although the Fed noted in March that the "economic recovery is on a firmer footing," it is likely to keep short-term interest rates low until

   The SIFMA Municipal Swap Index, produced by Municipal Market Data, is a seven-day high-grade market index comprised of tax-exempt variable-rate demand obligations from Municipal Market Data's extensive database. o The Bond Buyer One-Year Note Index is based on estimated yields for theoretical new one-year note issues from 10 state and local issuers: California, Colorado, Idaho, Los Angeles County, Michigan, New Jersey, New York City, Pennsylvania, Texas, and Wisconsin. The index is an unweighted average of the average estimated bid-side yields for the 10 issues.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   at least the end of 2011. As long as short-term rates are anchored by the Fed's zero to 0.25% federal funds target rate, we plan to remain invested in securities that have frequent interest rate resets and very short effective maturities (such as VRDNs). Once the Fed starts raising rates, we believe the Fund will be well positioned to benefit quickly. Until then, shareholders should expect to see little change in the Fund's yield.

   As always, we will maintain our focus on safety and liquidity, while striving to maximize the tax-exempt income you receive from the Fund. We will also continue to avoid issues subject to the alternative minimum tax (AMT) for individuals.

   Thank you for continued confidence in us.

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4  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

INVESTMENT OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND (Ticker Symbol: USEXX)


--------------------------------------------------------------------------------
                                                 3/31/11            3/31/10
--------------------------------------------------------------------------------

Net Assets                                   $2,843.0 Million   $3,331.3 Million
Net Asset Value Per Share                         $1.00              $1.00
Dollar-Weighted Average Portfolio Maturity       34 Days            21 Days


Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.


--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/11
--------------------------------------------------------------------------------
1 Year                 5 Years               10 Years                7-Day Yield

 0.01%                  1.75%                  1.61%                    0.01%


--------------------------------------------------------------------------------
                                  EXPENSE RATIO*
--------------------------------------------------------------------------------

                                      0.52%


*THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES AS REPORTED IN THE FUND'S PROSPECTUS DATED AUGUST 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                  iMONEYNET                       USAA TAX EXEMPT
                                   AVERAGE                       MONEY MARKET FUND
 3/29/2010                          0.03%                              0.01%
 4/26/2010                          0.03                               0.01
 5/24/2010                          0.03                               0.08
 6/28/2010                          0.03                               0.01
 7/26/2010                          0.03                               0.01
 8/30/2010                          0.03                               0.01
 9/27/2010                          0.03                               0.01
10/25/2010                          0.03                               0.01
11/29/2010                          0.02                               0.01
12/27/2010                          0.03                               0.02
 1/31/2011                          0.02                               0.01
 2/28/2011                          0.02                               0.01
 3/28/2011                          0.02                               0.01

                                   [END CHART]

       Data represent the last Monday of each month. Ending date 3/28/11.

The graph tracks the USAA Tax Exempt Money Market Fund's seven-day yield against iMoneyNet, Inc. tax-free national retail money funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

6  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 3/31/11
                                (% of Net Assets)

General Obligation ......................................................  13.5%
Hospital ................................................................  12.4%
Education ...............................................................  11.3%
Nursing/CCRC ............................................................   9.9%
Electric Utilities ......................................................   8.0%
Community Service .......................................................   6.8%
Agricultural Products ...................................................   5.4%
Buildings ...............................................................   5.1%
Multifamily Housing .....................................................   5.0%
Real Estate Tax/Fee .....................................................   2.6%

 You will find a complete list of securities that the Fund owns on pages 15-27.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                         o PORTFOLIO MIX -- 3/31/2011 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                 82.9%
FIXED-RATE INSTRUMENTS                                                     14.1%
PUT BONDS                                                                   2.9%

                                   [END CHART]

      Percentages are of the net assets of the fund and may not equal 100%.

================================================================================

8  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                              USAA TAX EXEMPT
                                                             MONEY MARKET FUND
03/31/01                                                         $10,000.00
04/30/01                                                          10,029.94
05/31/01                                                          10,056.78
06/30/01                                                          10,078.35
07/31/01                                                          10,099.90
08/31/01                                                          10,118.21
09/30/01                                                          10,133.95
10/31/01                                                          10,152.01
11/30/01                                                          10,166.65
12/31/01                                                          10,178.00
01/31/02                                                          10,188.34
02/28/02                                                          10,198.03
03/31/02                                                          10,208.09
04/30/02                                                          10,219.00
05/31/02                                                          10,231.33
06/30/02                                                          10,240.52
07/31/02                                                          10,250.13
08/31/02                                                          10,260.45
09/30/02                                                          10,270.21
10/31/02                                                          10,282.07
11/30/02                                                          10,292.86
12/31/02                                                          10,301.51
01/31/03                                                          10,309.22
02/28/03                                                          10,316.45
03/31/03                                                          10,323.99
04/30/03                                                          10,331.95
05/31/03                                                          10,340.58
06/30/03                                                          10,347.02
07/31/03                                                          10,351.91
08/31/03                                                          10,356.90
09/30/03                                                          10,362.30
10/31/03                                                          10,368.63
11/30/03                                                          10,374.68
12/31/03                                                          10,381.44
01/31/04                                                          10,387.18
02/29/04                                                          10,391.95
03/31/04                                                          10,397.29
04/30/04                                                          10,403.61
05/31/04                                                          10,409.35
06/30/04                                                          10,415.29
07/31/04                                                          10,421.52
08/31/04                                                          10,428.48
09/30/04                                                          10,437.05
10/31/04                                                          10,448.32
11/30/04                                                          10,459.15
12/31/04                                                          10,471.42
01/31/05                                                          10,482.81
02/28/05                                                          10,494.98
03/31/05                                                          10,508.69
04/30/05                                                          10,527.08
05/31/05                                                          10,548.22
06/30/05                                                          10,565.87
07/31/05                                                          10,582.90
08/31/05                                                          10,601.28
09/30/05                                                          10,621.44
10/31/05                                                          10,640.66
11/30/05                                                          10,662.41
12/31/05                                                          10,688.54
01/31/06                                                          10,710.61
02/28/06                                                          10,732.63
03/31/06                                                          10,758.49
04/30/06                                                          10,783.32
05/31/06                                                          10,811.62
06/30/06                                                          10,842.23
07/31/06                                                          10,869.43
08/31/06                                                          10,897.93
09/30/06                                                          10,926.85
10/31/06                                                          10,954.70
11/30/06                                                          10,983.07
12/31/06                                                          11,015.14
01/31/07                                                          11,042.81
02/28/07                                                          11,069.94
03/31/07                                                          11,100.50
04/30/07                                                          11,129.89
05/31/07                                                          11,162.65
06/30/07                                                          11,194.04
07/31/07                                                          11,223.68
08/31/07                                                          11,258.25
09/30/07                                                          11,286.71
10/31/07                                                          11,317.07
11/30/07                                                          11,347.97
12/31/07                                                          11,376.35
01/31/08                                                          11,402.41
02/29/08                                                          11,424.69
03/31/08                                                          11,451.14
04/30/08                                                          11,473.07
05/31/08                                                          11,496.70
06/30/08                                                          11,515.11
07/31/08                                                          11,532.71
08/31/08                                                          11,551.75
09/30/08                                                          11,584.36
10/31/08                                                          11,621.46
11/30/08                                                          11,635.46
12/31/08                                                          11,649.34
01/31/09                                                          11,657.62
02/28/09                                                          11,664.97
03/31/09                                                          11,673.69
04/30/09                                                          11,682.72
05/31/09                                                          11,693.30
06/30/09                                                          11,702.50
07/31/09                                                          11,711.48
08/31/09                                                          11,718.39
09/30/09                                                          11,723.45
10/31/09                                                          11,725.96
11/30/09                                                          11,727.27
12/31/09                                                          11,729.98
01/31/10                                                          11,730.08
02/28/10                                                          11,730.17
03/31/10                                                          11,730.27
04/30/10                                                          11,730.37
05/31/10                                                          11,730.83
06/30/10                                                          11,731.07
07/31/10                                                          11,731.17
08/31/10                                                          11,731.27
09/30/10                                                          11,731.36
10/31/10                                                          11,731.46
11/30/10                                                          11,731.56
12/31/10                                                          11,731.68
01/31/11                                                          11,731.78
02/28/11                                                          11,731.87
03/31/11                                                          11,731.97

                                   [END CHART]

                       Data from 3/31/01 through 3/31/11.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's Investment Overview.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended March 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2012.

The net investment income (which excludes short-term capital gains) distributed by the Fund during the fiscal year ended March 31, 2011, was 100% tax-exempt for federal income tax purposes.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund has not designated any long-term realized capital gains for the fiscal year ended March 31, 2011.

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10  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TAX EXEMPT MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Tax Exempt Money Market Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Tax Exempt Money Market Fund at March 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
May 18, 2011

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  11

================================================================================

PORTFOLIO OF INVESTMENTS

March 31, 2011

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

    PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

    The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally

================================================================================

12  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

    consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Deutsche Bank A.G., Deutsche Postbank, Freddie Mac, JPMorgan Chase Bank, N.A., Key Bank, N.A., Merrill Lynch & Co., Inc., Royal Bank of Canada, Wells Fargo Bank, N.A., or WestLB A.G.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Freddie Mac, Minnesota General Obligation, Montana Board of Investments Intercap Program, or National Rural Utility Corp.

    (INS)  Principal and interest payments are insured by one of the following:
           Assured Guaranty Corp., Assured Guaranty Municipal Corp., or Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    CSD    Central School District
    EDA    Economic Development Authority
    EDC    Economic Development Corp.
    IDA    Industrial Development Authority/Agency
    IDB    Industrial Development Board
    IDC    Industrial Development Corp.
    ISD    Independent School District
    MTA    Metropolitan Transportation Authority

================================================================================

14  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

INVESTMENTS

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (82.9%)

             ALABAMA (3.0%)
$ 2,605      Auburn IDB (LOC - Compass Bank)                         1.25%       4/01/2019     $    2,605
  1,155      Demopolis IDB (LOC - Compass Bank)                      0.85        8/01/2022          1,155
 11,105      Huntsville (LIQ)(a)                                     0.28        5/01/2015         11,105
  1,875      Huntsville Educational Building Auth.
               (LOC - SunTrust Bank)                                 2.60       12/01/2022          1,875
  2,900      Huntsville-Randolph School Educational Building
               Auth. (LOC - Compass Bank)                            0.65        2/01/2038          2,900
  2,245      Marengo County Port Auth. (LOC - Compass Bank)          0.85        7/01/2026          2,245
  1,200      Oxford IDA (LOC - Federal Home Loan Bank of
               Atlanta)                                              0.30       12/01/2029          1,200
 10,000      Tuscaloosa County IDA (LOC - JPMorgan Chase
               Bank, N.A.)                                           0.31        3/01/2027         10,000
 10,000      Tuscaloosa County IDA (LOC - JPMorgan Chase
               Bank, N.A.)                                           0.31       12/01/2027         10,000
 10,695      Tuscaloosa County Port Auth. (LOC - Federal Home
               Loan Bank of Atlanta)                                 0.30        5/01/2030         10,695
 32,500      Tuscaloosa County Port Auth. (LOC - Compass Bank)       0.90       12/01/2031         32,500
                                                                                               ----------
                                                                                                   86,280
                                                                                               ----------
             ARIZONA (0.6%)
  4,950      Chandler IDA (LOC - Comerica Bank, N.A.)                0.31       12/01/2037          4,950
 12,500      Verrado Western Overlay Community Facilities
               District (LOC - Compass Bank)                         1.00        7/01/2029         12,500
                                                                                               ----------
                                                                                                   17,450
                                                                                               ----------
             ARKANSAS (0.2%)
  5,175      Texarkana (LOC - PNC Bank, N.A.)                        0.40        3/01/2021          5,175
                                                                                               ----------
             CALIFORNIA (0.8%)
  1,700      Hanford (LOC - Union Bank of California, N.A.)          0.37        4/01/2023          1,700
 15,000      State Univ. (INS)(LIQ)(a)                               0.40       10/01/2015         15,000
  5,200      Statewide Communities Dev.Auth.                         0.23        4/01/2046          5,200
                                                                                               ----------
                                                                                                   21,900
                                                                                               ----------
             COLORADO (5.3%)
  8,915      Arista Metropolitan District (LOC - Compass Bank)       1.00       12/01/2030          8,915
  7,900      Brighton Crossing Metropolitan District No.4
               (LOC - Compass Bank)                                  0.65       12/01/2034          7,900
  6,500      Cornerstar Metropolitan District Co.
               (LOC - Compass Bank)                                  0.65       12/01/2037          6,500

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$11,980      Denver Urban Renewal Auth. (LOC - Compass Bank)         1.00%       9/01/2017     $   11,980
  6,945      Denver Urban Renewal Auth. (LOC - Compass Bank)         1.00        9/01/2017          6,945
  1,410      Denver Urban Renewal Auth. (LOC - Compass Bank)         1.00        9/01/2017          1,410
  9,625      Educational and Cultural Facilities Auth. (LOC -
               Fifth Third Bank)                                     0.38        5/15/2038          9,625
  1,885      El Paso County (LOC - JPMorgan Chase Bank, N.A.)        0.45       11/01/2021          1,885
  4,200      Fiddler's Business Improvement District (LOC -
               Key Bank, N.A.)                                       0.54       12/01/2038          4,200
  1,045      Health Facilities Auth. (LOC - JPMorgan Chase Bank,
               N.A.)                                                 0.45        1/01/2018          1,045
  3,700      Health Facilities Auth. (LOC - Compass Bank)            0.42        5/15/2030          3,700
  8,740      Health Facilities Auth. (LOC - Compass Bank)            0.48        8/15/2034          8,740
 23,490      Jefferson Metropolitan District (LIQ)(LOC -
               Bank of America, N.A.)(a)                             0.64       12/01/2028         23,490
 42,645      Lowry Economic Redevelopment Auth. (LOC -
               Compass Bank)                                         1.00       12/01/2020         42,645
  3,570      NBC Metropolitan District (LOC - U.S.Bank, N.A.)        0.27       12/01/2030          3,570
    305      Postsecondary Educational Facilities Auth. (LOC -
               Wells Fargo Bank, N.A.)                               0.39        6/01/2011            305
    700      Postsecondary Educational Facilities Auth. (LOC -
               JPMorgan Chase Bank, N.A.)                            0.45        4/01/2013            700
  6,640      Timnath Dev.Auth. (LOC - Compass Bank)                  0.65       12/01/2029          6,640
                                                                                               ----------
                                                                                                  150,195
                                                                                               ----------
             CONNECTICUT (1.8%)
 31,115      Health and Educational Facilities Auth.
               (LOC - Bank of America, N.A.)(LIQ)(a)                 0.37        7/01/2026         31,115
  1,500      Health and Educational Facilities Auth.
               (LOC - Bank of America, N.A.)                         0.26        7/01/2036          1,500
 18,345      Health and Educational Facilities Auth. (LIQ)
               (LOC - Bank of America, N.A.)(a)                      0.57        7/01/2037         18,345
                                                                                               ----------
                                                                                                   50,960
                                                                                               ----------
             DELAWARE (0.4%)
  4,250      EDA (LOC - Wells Fargo Bank, N.A.)                      0.39        9/01/2012          4,250
  6,600      EDA IDA                                                 0.75       12/01/2014          6,600
                                                                                               ----------
                                                                                                   10,850
                                                                                               ----------
             DISTRICT OF COLUMBIA (0.1%)
  3,100      District of Columbia (LOC - Bank of America, N.A.)      0.32        7/01/2022          3,100
                                                                                               ----------
             FLORIDA (5.2%)
 16,495      Broward County Housing Finance Auth. (LIQ)
               (NBGA)(a)                                             0.35        9/01/2032         16,495
  2,000      Collier County IDA (LOC - Fifth Third Bank)             0.50       11/01/2022          2,000

================================================================================

16  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 6,000      Florida Municipal Power Agency (LOC -
               SunTrust Bank)                                        0.38%      10/01/2030     $    6,000
 13,420      Housing Finance Corp. (LIQ)(NBGA)(a)                    0.35       10/01/2032         13,420
  5,160      JEA (INS)(LIQ)(a)                                       0.30       10/01/2013          5,160
  3,500      Miami-Dade County (INS)(LIQ)(a)                         0.40        7/01/2018          3,500
  1,600      Miami-Dade County IDA (LOC - Federal Home Loan
               Bank of Atlanta)                                      0.29        5/01/2028          1,600
 23,800      Miami-Dade County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.31       11/01/2042         23,800
  8,000      Miami-Dade County School Board (INS)(LIQ)(a)            0.40        5/01/2016          8,000
  3,000      Palm Beach County (LOC - Northern Trust Co.)            0.28        3/01/2027          3,000
 17,150      Peace River (INS)(LIQ)(a)                               0.29       10/01/2013         17,150
 20,000      Pembroke Pines (INS)(LIQ)                               0.38        7/01/2032         20,000
  8,200      Seminole County IDA (LOC - Fifth Third Bank)            0.50       12/01/2037          8,200
  6,290      UCF Health Facilities Corp. (LOC - Fifth Third Bank)    0.50        7/01/2037          6,290
  1,885      Univ. of North Florida Financing Corp. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                         0.28       11/01/2027          1,885
 11,460      West Palm Beach Utility System (LIQ)(a)                 0.29       10/01/2012         11,460
                                                                                               ----------
                                                                                                  147,960
                                                                                               ----------
             GEORGIA (0.3%)
  2,850      Cobb County Dev. Auth. (LOC - Federal Home
               Loan Bank of Atlanta)                                 0.30        2/01/2030          2,850
  6,000      Floyd County Dev. Auth. (LOC - RBC Bank (USA))          0.30        4/01/2017          6,000
                                                                                               ----------
                                                                                                    8,850
                                                                                               ----------
             ILLINOIS (5.3%)
  2,600      Aurora, Kane, DuPage, Will, and Kendall Counties
               (LOC - Fifth Third Bank)                              0.41        6/01/2029          2,600
 15,660      Aurora, Kane, DuPage, Will, and Kendall Counties
               (LOC - Fifth Third Bank)                              0.41        6/01/2029         15,660
  4,200      Dev. Finance Auth.                                      0.35        1/01/2016          4,200
 18,200      Dev. Finance Auth. (INS)(LIQ)                           0.46        9/01/2031         18,200
  1,080      Elgin Educational Facilities (LOC - Fifth Third Bank)   0.48        8/01/2029          1,080
  3,045      Finance Auth. (LOC - Fifth Third Bank)                  1.05        3/01/2031          3,045
 19,900      Finance Auth. (INS)(LIQ)                                0.46        9/01/2031         19,900
  3,900      Finance Auth. (LOC - Fifth Third Bank)                  0.50        6/01/2037          3,900
 22,500      Finance Auth. (LOC - Fifth Third Bank)                  0.56        6/01/2038         22,500
  4,400      Finance Auth. (LOC - RBS Citizens, N.A.)                0.45        4/01/2041          4,400
 13,700      Finance Auth. (LOC - Fifth Third Bank)                  0.56        7/01/2042         13,700
  6,500      Finance Auth. (LOC - RBS Citizens, N.A.)                0.42        9/01/2043          6,500
  2,855      Health Facilities Auth. (LOC - Fifth Third Bank)        0.41       11/01/2033          2,855
  6,000      Metropolitan Pier and Exposition Auth. (LIQ)
               (LOC - Deutsche Bank A.G.)(a)                         0.28       12/15/2039          6,000

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 4,249      Springfield Airport Auth.                               0.60%      10/15/2016     $    4,249
 20,760      Woodridge (INS)(LOC - Societe Generale)                 0.36        7/01/2020         20,760
                                                                                               ----------
                                                                                                  149,549
                                                                                               ----------
             INDIANA (1.5%)
  6,590      Berne (LOC - Federal Home Loan
               Bank of Indianapolis)                                 0.32       10/01/2033          6,590
  4,500      Dev. Finance Auth. (LOC - Fifth Third Bank)             0.50        2/01/2023          4,500
  5,450      Evansville (LOC - Fifth Third Bank)                     0.50        1/01/2025          5,450
  9,620      Finance Auth. (LOC - Federal Home Loan
               Bank of Indianapolis)                                 0.32        7/01/2029          9,620
  3,040      Finance Auth. (LOC - PNC Bank, N.A.)                    0.35        6/01/2037          3,040
  1,300      Huntington                                              0.45        6/26/2014          1,300
  3,650      Jasper County (LOC - Fifth Third Bank)                  0.69       12/01/2022          3,650
  1,400      St. Joseph County (LOC - Wells Fargo Bank, N.A.)        0.39        6/01/2022          1,400
  6,360      Winona Lake (LOC - Key Bank, N.A.)                      0.80        7/01/2031          6,360
                                                                                               ----------
                                                                                                   41,910
                                                                                               ----------
             IOWA (5.1%)
  6,850      Chillicothe                                             0.35        1/01/2023          6,850
 12,750      Council Bluffs                                          0.35        1/01/2025         12,750
 23,000      Finance Auth.                                           0.32        6/01/2036         23,000
 33,000      Finance Auth.                                           0.32        9/01/2036         33,000
  7,790      Finance Auth. (LOC - Wells Fargo Bank, N.A.)            0.31       11/01/2050          7,790
 16,000      Louisa County                                           0.34        9/01/2016         16,000
  3,900      Louisa County                                           0.34        3/01/2017          3,900
 34,900      Louisa County                                           0.34       10/01/2024         34,900
  1,280      Sheldon                                                 0.56       11/01/2015          1,280
  5,500      Urbandale (LOC - Wells Fargo Bank, N.A.)                0.31       11/01/2020          5,500
                                                                                               ----------
                                                                                                  144,970
                                                                                               ----------
             KANSAS (0.1%)
  3,405      North Newton (LOC - U.S. Bank, N.A.)                    0.28        1/01/2023          3,405
                                                                                               ----------

             KENTUCKY (1.8%)
  1,325      Boone County (LOC - JPMorgan Chase Bank, N.A.)          0.45       11/01/2021          1,325
 15,000      Economic Dev. Finance Auth. (INS)(LIQ)(a)               0.45        6/01/2016         15,000
  2,000      Frankfort                                               0.45        5/07/2014          2,000
  9,490      Hancock County (LOC - BMO Bank of Montreal)             0.35        7/01/2011          9,490
 20,000      Hancock County (LOC - HSBC Bank USA)                    0.35        7/01/2012         20,000
  1,330      Lexington-Fayette Urban County (LOC - JPMorgan
               Chase Bank, N.A.)                                     0.45        7/01/2021          1,330
  3,230      Lexington-Fayette Urban County (LOC - Federal
               Home Loan Bank of Cincinnati)                         0.50       12/01/2027          3,230
                                                                                               ----------
                                                                                                   52,375
                                                                                               ----------

================================================================================

18  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             LOUISIANA (3.5%)
$ 1,295      Environmental Facilities and Community Dev. Auth.
               (LOC - Federal Home Loan Bank of Dallas)              0.30%       4/01/2018     $    1,295
  1,850      Hammond Area Economic and Industrial Dev. District
               (LOC - Federal Home Loan Bank of Dallas)              0.30        3/01/2033          1,850
  9,090      New Orleans (LOC - Capital One, N.A.)                   0.95        8/01/2024          9,090
  2,930      Public Facilities Auth. (LOC - Federal Home Loan
               Bank of Dallas)                                       0.30       12/01/2014          2,930
 14,030      Public Facilities Auth. (INS)(LIQ)(a)                   0.32        2/15/2015         14,030
  1,100      Public Facilities Auth.                                 0.35        8/01/2017          1,100
  8,165      Public Facilities Auth. (LOC - Bank of
               New York Mellon)                                      0.40        4/01/2021          8,165
  3,920      Public Facilities Auth. (LOC - Capital One, N.A.)       0.95        7/01/2023          3,920
    550      Public Facilities Auth. (LOC - Capital One, N.A.)       0.95        7/01/2023            550
  1,225      Public Facilities Auth. (LOC - Capital One, N.A.)       0.95        7/01/2023          1,225
  2,695      Public Facilities Auth. (LOC - Capital One, N.A.)       0.95        7/01/2027          2,695
 25,000      St. James Parish (LOC - Natixis)                        0.30       11/01/2039         25,000
  7,585      St. Tammany Parish Dev. District (LOC - Federal
               Home Loan Bank of Dallas)                             0.30        3/01/2033          7,585
 19,950      St. Tammany Parish Dev. District (LOC -
               SunTrust Bank)                                        0.69        7/01/2038         19,950
                                                                                               ----------
                                                                                                   99,385
                                                                                               ----------
             MARYLAND (0.7%)
  1,000      Baltimore County IDA                                    0.45        3/01/2014          1,000
  7,500      Gaithersburg (LIQ)(LOC - Citibank, N.A.)(a)             0.35        7/01/2014          7,500
  1,555      Health and Educational Facilities Auth.
               (LOC - Manufacturers & Traders Trust Co.)             0.35        1/01/2033          1,555
 10,500      Williamsport (LOC - Manufacturers &
               Traders Trust Co.)                                    0.30       11/01/2037         10,500
                                                                                               ----------
                                                                                                   20,555
                                                                                               ----------
             MASSACHUSETTS (0.7%)
  9,270      Dev. Finance Agency (LOC - Sovereign Bank)              0.75        3/01/2024          9,270
 11,005      Dev. Finance Agency (LOC - Sovereign Bank)              0.31        6/01/2034         11,005
                                                                                               ----------
                                                                                                   20,275
                                                                                               ----------
             MICHIGAN (4.6%)
 20,965      Building Auth. (INS)(LIQ)(a)                            0.40       10/15/2014         20,965
  1,190      Higher Education Facilities Auth.
               (LOC - Comerica Bank, N.A.)                           0.32       10/01/2027          1,190
 13,495      Hospital Finance Auth. (LOC - Sovereign Bank)           0.60        9/01/2032         13,495
  7,760      Hospital Finance Auth. (LOC - Fifth Third Bank)         0.48        6/01/2035          7,760
 10,355      Huron County (LOC - Fifth Third Bank)                   0.69       10/01/2028         10,355
 30,060      Marquette County (LOC - RBS Citizens, N.A.)             0.40        3/01/2033         30,060

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 7,900      Northville EDC (LOC - Fifth Third Bank)                 0.48%       5/01/2014     $    7,900
 14,640      Oakland County EDC (LOC - Fifth Third Bank)             0.48        3/01/2029         14,640
  6,885      Oakland County EDC (LOC - Comerica Bank, N.A.)          0.31        5/01/2037          6,885
 13,655      Strategic Fund (LOC - Comerica Bank, N.A.)              0.30        7/01/2034         13,655
  4,525      Strategic Fund (LOC - Comerica Bank, N.A.)              0.30        7/01/2034          4,525
                                                                                               ----------
                                                                                                  131,430
                                                                                               ----------
             MINNESOTA (1.0%)
  2,770      Canby Community Hospital District No.1                  0.56       11/01/2026          2,770
  3,700      North Suburban Hospital District (LOC - Wells
               Fargo Bank, N.A.)                                     0.39        2/01/2013          3,700
  4,675      Rochester (LOC - Royal Bank of Scotland N.V.)           1.25        4/01/2022          4,675
 16,500      St. Cloud (INS)(LIQ)                                    0.35        5/01/2042         16,500
                                                                                               ----------
                                                                                                   27,645
                                                                                               ----------
             MISSISSIPPI (0.8%)
  5,350      Business Finance Corp. (LOC - Federal Home Loan
               Bank of Dallas)                                       0.30        3/01/2033          5,350
  7,160      Business Finance Corp. (LOC - Hancock Bank)             0.37        4/01/2033          7,160
  9,715      Business Finance Corp. (LOC - Hancock Bank)             0.37       12/01/2036          9,715
                                                                                               ----------
                                                                                                   22,225
                                                                                               ----------
             MISSOURI (3.0%)
 11,420      Buchanan County (LOC - Wells Fargo Bank, N.A.)          0.28       10/01/2026         11,420
  7,250      Health and Educational Facilities Auth.
               (LOC - Commerce Bank, N.A.)                           0.28        7/01/2026          7,250
  9,718      Health and Educational Facilities Auth.
               (LOC - Fifth Third Bank)                              0.50       11/01/2027          9,718
 27,910      Health and Educational Facilities Auth.
               (LOC - Fifth Third Bank)                              0.38        7/15/2037         27,910
 10,185      Health and Educational Facilities Auth.
               (LOC - Bank of Oklahoma, N.A.)                        0.39        7/01/2040         10,185
 17,000      Jackson County IDA (LOC - Commerce Bank, N.A.)          0.28        7/01/2025         17,000
  2,860      St. Louis County IDA (LOC - U.S. Bank, N.A.)            0.37        6/15/2024          2,860
                                                                                               ----------
                                                                                                   86,343
                                                                                               ----------
             NEBRASKA (0.6%)
  4,385      Elementary and Secondary School Finance Auth.
               (LOC - Fifth Third Bank)                              0.38        9/01/2029          4,385
  2,130      Sarpy County                                            0.45        7/01/2013          2,130
 10,000      Washington County                                       0.32       12/01/2040         10,000
                                                                                               ----------
                                                                                                   16,515
                                                                                               ----------
             NEW JERSEY (0.3%)
  3,010      EDA (LOC - Valley National Bank)                        0.52        3/01/2031          3,010
  6,455      EDA (LOC - Valley National Bank)                        0.36       11/01/2040          6,455
                                                                                               ----------
                                                                                                    9,465
                                                                                               ----------

================================================================================

20  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             NEW MEXICO (0.2%)
$ 5,000      Hospital Equipment Loan Council
               (LOC - SunTrust Bank)                                 0.65%       7/01/2025     $    5,000
                                                                                               ----------
             NEW YORK (7.2%)
  9,785      Albany IDA (LOC - Key Bank, N.A.)                       0.54        7/01/2035          9,785
  2,570      Broome County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.30        7/01/2023          2,570
 12,830      Broome County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.30        7/01/2040         12,830
  2,750      Chautauqua County IDA (LOC - PNC Bank, N.A.)            0.24        8/01/2030          2,750
  2,140      Clinton County IDA (LOC - Key Bank, N.A.)               0.54        7/01/2042          2,140
  6,065      Dormitory Auth. (LOC - Key Bank, N.A.)                  0.54        7/01/2038          6,065
  5,750      East Rochester Housing Auth.
               (LOC - RBS Citizens, N.A.)                            0.35       12/01/2036          5,750
  2,400      Erie County IDA (LOC - Key Bank, N.A.)                  0.62        3/01/2024          2,400
  3,755      Essex County IDA (LOC - Key Bank, N.A.)                 0.54        3/01/2032          3,755
  1,800      Guilderland IDA (LOC - Key Bank, N.A.)                  0.62        7/01/2032          1,800
  5,765      Lancaster IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.31       11/01/2032          5,765
  8,735      Monroe County IDA (LOC - RBS Citizens, N.A.)            0.35        7/01/2027          8,735
 35,765      MTA (INS)(LIQ)                                          0.33       11/01/2029         35,765
  3,100      New York City (LOC - Bank of America, N.A.)             0.24        8/01/2034          3,100
  3,500      New York City (LOC - Manufacturers &
               Traders Trust Co.)                                    0.33       12/01/2040          3,500
  9,460      New York City IDA (LOC - JPMorgan Chase
               Bank, N.A.)                                           0.28       12/01/2034          9,460
 31,710      New York City IDA (LOC - Key Bank, N.A.)                0.68        7/01/2038         31,710
  6,525      New York City IDA (LOC - Key Bank, N.A.)                0.68        7/01/2037          6,525
  9,900      Oneida County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.30        6/01/2030          9,900
  3,960      Onondaga County IDA (LOC - Key Bank, N.A.)              0.54        7/01/2025          3,960
  8,900      Onondaga County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.30       12/01/2031          8,900
    500      Ontario County IDA (LOC - Royal Bank of
               Scotland N.V.)                                        1.25        3/01/2028            500
  2,525      Ontario County IDA (LOC - Key Bank, N.A.)               0.54        7/01/2030          2,525
 10,795      Otsego County IDA (LOC - Key Bank, N.A.)                0.62        6/01/2027         10,795
  4,250      Rensselaer County IDA (LOC - RBS Citizens, N.A.)        0.37       10/30/2035          4,250
  2,395      St. Lawrence County (LOC - RBS Citizens, N.A.)          0.37        7/01/2037          2,395
  1,410      State Dormitory Auth. (LOC - Key Bank, N.A.)            0.54       11/01/2036          1,410
  4,110      Utica IDA (LOC - RBS Citizens, N.A.)                    0.37       10/01/2025          4,110
                                                                                               ----------
                                                                                                  203,150
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             NORTH DAKOTA (0.2%)
$ 5,000      Cass County (INS)(LIQ)(a)                               0.40%       8/15/2031     $    5,000
                                                                                               ----------
             OHIO (3.9%)
 15,600      Air Quality Dev. Auth. (LOC - Key Bank, N.A.)           0.55        6/01/2033         15,600
  3,430      Cuyahoga County (LOC - Key Bank, N.A.)                  0.62        6/01/2022          3,430
  8,510      Delaware County (LOC - Fifth Third Bank)                0.48       10/01/2033          8,510
 10,000      Hamilton County (INS)(LIQ)(a)                           0.40        6/01/2015         10,000
  1,870      Hamilton County (LOC - Fifth Third Bank)                0.50        4/01/2028          1,870
  7,300      Higher Educational Facilities (LOC - Fifth Third Bank)  1.00        9/01/2036          7,300
  3,600      Hilliard (LOC - U.S. Bank, N.A.)                        0.32        8/01/2012          3,600
  8,945      Housing Finance Agency (INS)
               (LOC - Societe Generale)                              0.36        9/01/2026          8,945
  2,800      Meigs County (LOC - U.S. Bank, N.A.)                    0.32        8/01/2012          2,800
 21,875      Northeast Regional Sewer District (LIQ)(a)              0.29        5/15/2015         21,875
 10,600      Ohio Air Quality Dev. Auth.                             0.43        9/01/2030         10,600
  2,560      Portage County (LOC - JPMorgan Chase Bank, N.A.)        0.42       12/01/2022          2,560
  4,200      Summit County (LOC - Fifth Third Bank)                  0.49       12/01/2029          4,200
  3,510      Summit County (LOC - Fifth Third Bank)                  0.41        8/01/2030          3,510
  3,000      Warren County (LOC - U.S. Bank, N.A.)                   0.32        8/01/2012          3,000
  3,110      Wayne County (LOC - Fifth Third Bank)                   0.69        9/01/2021          3,110
                                                                                               ----------
                                                                                                  110,910
                                                                                               ----------
             OKLAHOMA (4.1%)
  8,700      Garfield County Industrial Auth.                        0.40        1/01/2025          8,700
  2,205      IDA (LOC - JPMorgan Chase Bank, N.A.)                   0.45        8/01/2018          2,205
 32,400      Muskogee Industrial Trust                               0.40        1/01/2025         32,400
 56,000      Muskogee Industrial Trust                               0.50        6/01/2027         56,000
  6,200      Tulsa Industrial Auth. (LOC - JPMorgan Chase
               Bank, N.A.)                                           0.30       10/01/2014          6,200
 11,100      Tulsa Industrial Auth. (LOC - Bank of Oklahoma, N.A.)   0.44       11/01/2026         11,100
                                                                                               ----------
                                                                                                  116,605
                                                                                               ----------
             OREGON (1.3%)
 38,100      Port of Portland
               (LOC - Bank of Tokyo-Mitsubishi UFJ, Ltd.)            0.36       12/01/2014         38,100
                                                                                               ----------
             PENNSYLVANIA (2.9%)
  6,100      Allegheny County Hospital Dev. Auth.
               (LOC - SunTrust Bank)                                 0.74        9/01/2027          6,100
  5,250      Chartiers Valley Industrial and Commercial Dev. Auth.   1.10       11/15/2017          5,250
  6,000      Cumberland County (LOC - Manufacturers &
               Traders Trust Co.)                                    0.30       12/01/2018          6,000
 14,300      Delaware County (LOC - Sovereign Bank)                  0.33        6/01/2037         14,300
  2,300      Higher Educational Facilities Auth. (LOC - Fulton Bank) 1.72       11/01/2028          2,300
  2,200      Higher Educational Facilities Auth. (LOC - Fulton Bank) 1.72       11/01/2033          2,200

================================================================================

22  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$14,595      Lancaster County Hospital Auth.
               (LOC - Manufacturers & Traders Trust Co.)             0.31%       9/01/2034     $   14,595
 19,995      Northampton County (LOC - Bank of America, N.A.)
               (LIQ)(a)                                              0.37        8/15/2032         19,995
  7,000      Pottstown Boro Educational Facilities Auth.
               (LOC - Manufacturers & Traders Trust Co.)             0.30        8/01/2032          7,000
  5,450      Westmoreland County IDA (LOC - Sovereign Bank)          0.48        1/01/2036          5,450
                                                                                               ----------
                                                                                                   83,190
                                                                                               ----------
             PUERTO RICO (0.5%)
 15,390      Commonwealth (LIQ)
               (LOC - Bank of America, N.A.)(a)                      0.43        7/01/2011         15,390
                                                                                               ----------
             RHODE ISLAND (0.5%)
  6,870      EDC (LOC - RBS Citizens, N.A.)                          0.47       10/01/2034          6,870
  5,800      Health and Educational Building Corp.
               (LOC - RBS Citizens, N.A.)                            0.47       12/01/2036          5,800
                                                                                               ----------
                                                                                                   12,670
                                                                                               ----------
             SOUTH CAROLINA (0.5%)
 15,000      Jobs Economic Dev. Auth. (LOC - Natixis)                0.31       11/15/2042         15,000
                                                                                               ----------
             SOUTH DAKOTA (0.6%)
  5,975      Health and Educational Facilities Auth.                 0.56       11/01/2020          5,975
  3,620      Health and Educational Facilities Auth.                 0.56       11/01/2025          3,620
  7,620      Health and Educational Facilities Auth.                 0.56       11/01/2027          7,620
                                                                                               ----------
                                                                                                   17,215
                                                                                               ----------
             TENNESSEE (0.7%)
  7,100      Hendersonville IDB (LOC - Fifth Third Bank)             0.57        5/01/2036          7,100
  3,930      Memphis-Shelby County (LOC - SunTrust Bank)             0.74        1/01/2028          3,930
  2,430      Metropolitan Government of Nashville and
               Davidson County (LOC - Fifth Third Bank)              0.50       12/01/2024          2,430
  5,000      Shelby County Health, Educational, and Housing
               Facility Board (LOC - SunTrust Bank)                  0.67       10/01/2022          5,000
                                                                                               ----------
                                                                                                   18,460
                                                                                               ----------
             TEXAS (5.5%)
 13,300      Atascosa County IDC (NBGA)                              0.40        6/30/2020         13,300
    385      Bell County Health Facilities Dev. Corp.
               (LOC - JPMorgan Chase Bank, N.A.)                     0.75        5/01/2023            385
 16,815      Brazos County Health Facilities Dev.
               (LOC - Bank of America, N.A.)(LIQ)(a)                 0.44        1/01/2019         16,815
  2,515      Cameron Education Corp. (LOC - JPMorgan
               Chase Bank, N.A.)                                     0.45        6/01/2031          2,515
  8,870      Crawford Education Facilities Corp.
               (LOC - BNP Paribas)                                   0.46        5/01/2035          8,870

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
$ 9,570      El Paso County Hospital District (LIQ)(a)               0.30%       8/15/2013     $    9,570
 23,300      Harris County Health Facilities Dev. Corp.
               (LOC - Compass Bank)                                  0.45       11/15/2047         23,300
  7,335      Houston Airport System Fund (INS)(LIQ)(a)               0.40       11/01/2011          7,335
  1,800      North Central IDA                                       0.45       10/01/2013          1,800
 15,920      Student Housing Auth. (LIQ)(NBGA)(a)                    0.35       10/01/2033         15,920
 34,910      Tarrant County Health Facilities Dev. Corp.
               (LOC - HSH Nordbank A.G.)                             1.21        8/15/2036         34,910
 14,470      Tarrant County Housing Finance Corp. (LIQ)(NBGA)(a)     0.28       11/01/2029         14,470
  7,700      Trinity River IDA                                       0.35        1/01/2013          7,700
                                                                                               ----------
                                                                                                  156,890
                                                                                               ----------
             VIRGINIA (1.7%)
  3,500      Alexandria IDA (LOC - Branch Banking & Trust Co.)       0.25       10/01/2030          3,500
 13,725      Alexandria IDA (LOC - SunTrust Bank)                    0.65       10/01/2043         13,725
  7,770      Harrisonburg IDA (LOC - Sovereign Bank)                 0.33        4/01/2036          7,770
 10,385      Harrisonburg Redevelopment and Housing Auth. (LIQ)
               (NBGA)(a)                                             0.28        2/01/2026         10,385
  5,000      Lexington IDA                                           0.22        1/01/2035          5,000
  2,855      Norfolk Redevelopment and Housing Auth.
               (LOC - Bank of America, N.A.)                         0.26        7/01/2034          2,855
  2,175      Russell County IDA (LOC - U.S. Bank, N.A.)              0.24        7/01/2038          2,175
  2,800      Suffolk Redevelopment and Housing Auth. (LIQ)
               (NBGA)(a)                                             0.28        7/01/2024          2,800
                                                                                               ----------
                                                                                                   48,210
                                                                                               ----------
             WASHINGTON (3.1%)
  5,000      Economic Dev. Finance Auth.
               (LOC - Bank of the West)                              0.31        2/12/2019          5,000
  5,645      Health Care Facilities Auth. (INS)(LIQ)(a)              0.35        8/15/2013          5,645
 32,200      Health Care Facilities Auth. (INS)(LIQ)                 0.70       12/01/2036         32,200
  6,690      Higher Education Facilities Auth.                       0.26       10/01/2031          6,690
 39,740      Housing Finance Commission
               (LOC - HSH Nordbank A.G.)                             1.21        3/01/2036         39,740
                                                                                               ----------
                                                                                                   89,275
                                                                                               ----------
             WEST VIRGINIA (2.0%)
  2,775      Harrison County (LOC - U.S. Bank, N.A.)                 0.32       12/01/2012          2,775
 32,850      Hospital Finance Auth. (LOC - Fifth Third Bank)         1.00       10/01/2033         32,850
  7,500      Jackson County (LOC - Credit Agricole Corp.
               Investments Bank)                                     0.28        1/01/2041          7,500
  9,630      Marshall County                                         0.35        3/01/2026          9,630
  3,100      Monongalia County (LOC - U.S. Bank, N.A.)               0.32       12/01/2012          3,100
  2,200      Ripley (LOC - U.S. Bank, N.A.)                          0.32       12/01/2012          2,200
                                                                                               ----------
                                                                                                   58,055
                                                                                               ----------

================================================================================

24  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             WISCONSIN (0.9%)
$14,600      Germantown                                              0.32%       4/01/2032     $   14,600
    820      Health and Educational Facilities Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                     0.45        5/01/2026            820
  1,645      Milwaukee Redevelopment Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                     0.35        5/01/2025          1,645
  7,185      Wind Point (LOC - U.S. Bank, N.A.)                      0.32        9/01/2035          7,185
                                                                                               ----------
                                                                                                   24,250
                                                                                               ----------
             WYOMING (0.4%)
 10,000      Platte County (NBGA)                                    0.35        7/01/2014         10,000
                                                                                               ----------
             Total Variable-Rate Demand Notes (cost: $2,356,137)                                2,356,137
                                                                                               ----------

             PUT BONDS (2.9%)

             ALABAMA (1.0%)
 29,000      Mobile IDB                                              1.00        7/15/2034         29,000
                                                                                               ----------
             CALIFORNIA (0.2%)
  6,000      Statewide Communities Dev. Auth.                        0.35        4/01/2037          6,000
                                                                                               ----------
             MONTANA (0.9%)
  9,280      Board of Investments (NBGA)                             0.48        3/01/2017          9,280
  2,930      Board of Investments (NBGA)                             0.48        3/01/2018          2,930
 12,605      Board of Investments (NBGA)                             0.48        3/01/2028         12,605
                                                                                               ----------
                                                                                                   24,815
                                                                                               ----------
             NEW YORK (0.7%)
 20,500      Liberty Dev. Corp.                                      0.35       12/01/2049         20,500
                                                                                               ----------
             VIRGINIA (0.1%)
  3,000      Norfolk EDA                                             0.48       11/01/2034          3,000
                                                                                               ----------
             Total Put Bonds (cost: $83,315)                                                       83,315
                                                                                               ----------
             FIXED-RATE INSTRUMENTS (14.1%)

             CALIFORNIA (0.7%)
 20,000      Turlock Irrigation District                             0.75        8/12/2011         20,000
                                                                                               ----------
             CONNECTICUT (0.6%)
 17,215      New Britain                                             2.00        3/28/2012         17,434
                                                                                               ----------
             MASSACHUSETTS (0.3%)
  8,000      New Bedford                                             1.50        2/10/2012          8,048
                                                                                               ----------
             MICHIGAN (1.0%)
 27,000      State                                                   2.00        9/30/2011         27,211
                                                                                               ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             MINNESOTA (2.2%)
$ 2,540      Albany ISD (NBGA)                                       1.00%       9/14/2011     $    2,546
  1,000      Blooming Prairie ISD (NBGA)                             1.50        8/13/2011          1,003
  8,450      Duluth ISD (NBGA)                                       1.00        3/29/2012          8,492
  2,245      Greenway ISD (NBGA)                                     1.00        9/07/2011          2,249
  6,000      Itasca County ISD (NBGA)                                1.00        9/28/2011          6,015
  1,800      Kenyon Wanamingo ISD (NBGA)                             1.50        9/12/2011          1,808
  1,400      Kimball ISD (NBGA)                                      1.00        9/09/2011          1,403
  2,000      Lake Superior ISD (NBGA)                                1.50        8/05/2011          2,005
  3,000      Le Sueur Henderson ISD (NBGA)                           1.00        9/07/2011          3,006
  5,000      Litchfield ISD (NBGA)                                   1.00        9/07/2011          5,011
  2,000      Martin County West ISD (NBGA)                           1.00        9/30/2011          2,005
  1,270      Nashwauk Keewatin ISD (NBGA)                            1.50        8/27/2011          1,274
  2,630      New London Spicer ISD (NBGA)                            2.00        8/26/2011          2,646
  1,000      Red Wing ISD (NBGA)                                     1.50        8/13/2011          1,003
  3,000      Rocori Area Schools (NBGA)                              1.50        9/30/2011          3,015
  4,300      Roseville ISD (NBGA)                                    1.50        9/30/2011          4,323
  2,280      Royalton ISD (NBGA)                                     1.00        9/30/2011          2,286
  5,000      St. Cloud ISD (NBGA)                                    1.50        8/19/2011          5,019
  5,130      Warroad ISD (NBGA)                                      1.50        9/23/2011          5,154
  1,600      West Central Area Schools (NBGA)                        1.50        8/27/2011          1,606
                                                                                               ----------
                                                                                                   61,869
                                                                                               ----------
             MISSOURI (0.8%)
 22,000      St. Louis                                               2.00        6/01/2011         22,053
                                                                                               ----------
             NEW YORK (3.2%)
 19,800      East Aurora                                             1.00        2/09/2012         19,868
 10,000      East Irondequoit CSD                                    1.00        7/19/2011         10,013
  3,000      Evans & Brant CSD                                       1.00        6/30/2011          3,002
  4,713      Geneva                                                  1.25        2/09/2012          4,725
  4,750      Lyncourt School District                                1.25        7/11/2011          4,755
 10,000      New York City Municipal Water                           0.32        5/12/2011         10,000
 18,000      South Lewis CSD                                         1.25        6/30/2011         18,020
  5,491      Valley CSD                                              1.50        2/24/2012          5,527
 16,000      Watervliet City School District                         1.50        1/26/2012         16,085
                                                                                               ----------
                                                                                                   91,995
                                                                                               ----------
             OHIO (1.1%)
  4,670      Columbus                                                2.00       12/01/2011          4,718
 17,350      Hudson                                                  1.00        9/29/2011         17,393
  1,750      South Euclid                                            1.50        9/28/2011          1,758
  8,000      Univ. of Toledo                                         1.50        6/01/2011          8,010
                                                                                               ----------
                                                                                                   31,879
                                                                                               ----------

================================================================================

26  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

---------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON         FINAL            VALUE
(000)        SECURITY                                                RATE        MATURITY           (000)
---------------------------------------------------------------------------------------------------------
             TEXAS (4.2%)
$30,000      Dallas Area Rapid Trust                                 0.38%       8/25/2011     $   30,000
  5,000      Houston                                                 0.55        4/04/2011          5,000
 11,000      Houston                                                 0.55        4/04/2011         11,000
 11,000      Houston                                                 0.32        4/06/2011         11,000
 12,000      Houston                                                 0.35        7/21/2011         12,000
 20,000      Houston                                                 0.35        7/21/2011         20,000
 30,000      State                                                   2.00        8/31/2011         30,206
                                                                                               ----------
                                                                                                  119,206
                                                                                               ----------
             Total Fixed-Rate Instruments (cost: $399,695)                                        399,695
                                                                                               ----------

             TOTAL INVESTMENTS (COST: $2,839,147)                                              $2,839,147
                                                                                               ==========

------------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                   IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS               INPUTS          INPUTS        TOTAL
------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                        $-           $2,356,137              $-   $2,356,137
Put Bonds                                          -               83,315               -       83,315
Fixed-Rate Instruments                             -              399,695               -      399,695
------------------------------------------------------------------------------------------------------
Total                                             $-           $2,839,147              $-   $2,839,147
------------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2011

--------------------------------------------------------------------------------

o GENERAL NOTES

  Values of securities are determined by procedures and practices discussed in
  Note 1 to the financial statements.

  The cost of securities at March 31, 2011, for federal income tax purposes, was $2,839,147,000.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

28  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

March 31, 2011

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)   $2,839,147
  Cash                                                                        1,519
  Receivables:
     Capital shares sold                                                      3,258
     USAA Investment Management Company (Note 4D)                                16
     Interest                                                                 3,160
                                                                         ----------
        Total assets                                                      2,847,100
                                                                         ----------
LIABILITIES
  Payables:
     Capital shares redeemed                                                  2,979
     Dividends on capital shares                                                 16
  Accrued management fees                                                       681
  Accrued transfer agent's fees                                                 307
  Other accrued expenses and payables                                           131
                                                                         ----------
        Total liabilities                                                     4,114
                                                                         ----------
           Net assets applicable to capital shares outstanding           $2,842,986
                                                                         ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                        $2,842,978
  Accumulated net realized gain on investments                                    8
                                                                         ----------
           Net assets applicable to capital shares outstanding           $2,842,986
                                                                         ==========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                             2,842,970
                                                                         ==========
  Net asset value, redemption price, and offering price per share        $     1.00
                                                                         ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended March 31, 2011

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                          $15,096
                                                                           -------
EXPENSES
  Management fees                                                            8,341
  Administration and servicing fees                                          2,979
  Transfer agent's fees                                                      4,298
  Custody and accounting fees                                                  320
  Postage                                                                       80
  Shareholder reporting fees                                                    52
  Trustees' fees                                                                12
  Registration fees                                                             54
  Professional fees                                                            162
  Other                                                                         62
                                                                           -------
     Total expenses                                                         16,360
  Expenses reimbursed                                                       (1,701)
                                                                           -------
     Net expenses                                                           14,659
                                                                           -------
NET INVESTMENT INCOME                                                          437
                                                                           -------
NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                              8
                                                                           -------
  Increase in net assets resulting from operations                         $   445
                                                                           =======

See accompanying notes to financial statements.

================================================================================

30  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended March 31,

--------------------------------------------------------------------------------

                                                                        2011          2010
------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                          $       437   $    16,792
  Net realized gain on investments                                         8           118
                                                                 -------------------------
     Increase in net assets resulting from operations                    445        16,910
                                                                 -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                 (437)      (16,792)
  Net realized gains                                                       -          (535)
                                                                 -------------------------
     Distributions to shareholders                                      (437)      (17,327)
                                                                 -------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                        1,348,598     1,822,218
  Reinvested dividends                                                   429        17,013
  Cost of shares redeemed                                         (1,837,333)   (2,006,444)
                                                                 -------------------------
     Decrease in net assets from capital share transactions         (488,306)     (167,213)
                                                                 -------------------------
  Net decrease in net assets                                        (488,298)     (167,630)

NET ASSETS
  Beginning of year                                                3,331,284     3,498,914
                                                                 -------------------------
  End of year                                                    $ 2,842,986   $ 3,331,284
                                                                 =========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                      1,348,598     1,822,218
  Shares issued for dividends reinvested                                 429        17,013
  Shares redeemed                                                 (1,837,333)   (2,006,444)
                                                                 -------------------------
     Decrease in shares outstanding                                 (488,306)     (167,213)
                                                                 =========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2011

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

   2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's Board of Trustees.

================================================================================

32  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended March 31, 2011, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet

================================================================================

34  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended March 31, 2011, the Fund paid CAPCO facility fees of $9,000, which represents 6.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended March 31, 2011.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the years ended March 31, 2011, and March 31, 2010, was as follows:

                                                    2011                 2010
                                                  ------------------------------
Tax-exempt income                                 $437,000           $16,792,000
Ordinary income*                                         -               435,000
Net long-term capital gains                              -               100,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

As of March 31, 2011, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                          $16,000
Undistributed ordinary income*                                             9,000

*Represents short-term realized capital gains, which are taxable as ordinary income.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended March 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year. For the year ended March 31, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $8,341,000.

================================================================================

36  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2011, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,979,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2011, the Fund reimbursed the Manager $95,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2011, the Fund incurred transfer agent's fees, paid or payable to SAS, of $4,298,000.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the year ended March 31, 2011, the Fund incurred reimbursable expenses of $1,701,000, of which $16,000 was receivable from the Manager.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

38  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows: Year Ended March 31,

                                                                            YEAR ENDED MARCH 31,
                                             ---------------------------------------------------------------------------------
                                                   2011             2010                2009             2008             2007
                                             ---------------------------------------------------------------------------------
Net asset value at beginning of period       $     1.00       $     1.00          $     1.00       $     1.00       $     1.00
                                             ---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .00(a)           .00(a)              .02              .03              .03
  Net realized and unrealized gain                  .00(a)           .00(a)              .00(a)           .00(a)           .00(a)
                                             ---------------------------------------------------------------------------------
Total from investment operations                    .00(a)           .00(a)              .02              .03              .03
                                             ---------------------------------------------------------------------------------
Less distributions from:
  Net investment income                            (.00)(a)         (.00)(a)            (.02)            (.03)            (.03)
  Realized capital gains                              -             (.00)(a)            (.00)(a)         (.00)(a)            -
                                             ---------------------------------------------------------------------------------
Total distributions                                (.00)(a)         (.00)(a)            (.02)            (.03)            (.03)
                                             ---------------------------------------------------------------------------------
Net asset value at end of period             $     1.00       $     1.00          $     1.00       $     1.00       $     1.00
                                             =================================================================================
Total return (%)*                                   .01              .48(c)             1.94             3.17             3.19(b)
Net assets at end of period (000)            $2,842,986       $3,331,284          $3,498,914       $2,920,650       $2,419,287
Ratios to average net assets:**
  Expenses (%)(d)                                   .49(e)           .52(c),(e)          .51              .50              .49(b)
  Expenses, excluding reimbursements (%)(d)         .55              .53(c)                -                -                -
  Net investment income (%)                         .01              .47                1.90             3.11             3.14

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return.
 ** For the year ended March 31, 2011, average net assets were $2,977,317,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2007, SAS voluntarily reimbursed the Fund for excised tax incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) During the year ended March 31, 2010, SAS reimbursed the Fund $87,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Effective January 7, 2010, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

EXPENSE EXAMPLE

March 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2010, through March 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

40  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                        EXPENSES PAID
                                      BEGINNING          ENDING         DURING PERIOD*
                                    ACCOUNT VALUE     ACCOUNT VALUE   OCTOBER 1, 2010 -
                                   OCTOBER 1, 2010   MARCH 31, 2011     MARCH 31, 2011
                                   ----------------------------------------------------
Actual                                $1,000.00         $1,000.10            $2.44

Hypothetical
  (5% return before expenses)          1,000.00          1,022.49             2.47

* Expenses are equal to the Fund's annualized expense ratio of 0.49%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.01% for the six-month period of October 1, 2010, through March 31, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

TRUSTEES' AND OFFICERS'INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 48 individual funds as of December 31, 2010. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

42  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  43

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

44  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
   (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  45

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

46  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

   (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  47

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

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   40859-0311                                (C)2011, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

On September 22, 2010, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 48 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended
March 31,  2011 and 2010 were $268,555 and $244,354, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended March 31, 2011 and 2010 were $63,358 and $61,513, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended March 31, 2011 and 2010.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2011 and 2010.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for March 31, 2011 and 2010 were $384,316 and $104,896, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2011 and 2010 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2011

By:*     /s/ Christopher P. Laia
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    June 2, 2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Christopher W. Claus
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    June 2, 2011
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    June 2, 2011
         ------------------------------
*Print the name and title of each signing officer under his or her signature.